Flight equipment held for operating leases, net	12 Months Ended
Dec. 31, 2023
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Net book value at beginning of period	$55,220,809	$57,825,056
Additions	6,436,690	4,587,387
Depreciation	(2,446,751)	(2,359,868)
Disposals and transfers to held for sale	(1,877,175)	(1,540,728)
Transfers from/to investment in finance leases, net/inventory	(170,900)	(34,321)
Write-offs and impairment, net (Note 25 and 26)	(71,507)	(3,256,717)
Net book value at end of period	$57,091,166	$55,220,809

Accumulated depreciation and impairment as of December 31, 2023 and 2022, respectively:	$(13,789,382)	$(12,448,619)